Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses And Other Current Liabilities [Abstract]
Schedule of accrued expenses and other liabilities

	2025	2024
Current
Accrued staff costs	$576	$495
Accrued expenses	13,575	6,946
Accrued professional fee	46	43
Value added tax payable	1,662	65
Deposit liabilities	523	757
Other payables and accruals	4,742	1,006
	21,124	9,312
Non-current
Other non-current liabilities	230	324
	$21,354	$9,636